DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

Note 13: DISCONTINUED OPERATIONS

On November 27, 2022, the Company entered into a share purchase agreement (the “Agreement”) with PlaySight, Chen Shachar and Evgeni Khazanov (together, the “Buyer”) pursuant to which the Buyer purchased 100% of the issued and outstanding shares of PlaySight from the Company in exchange for (1) releasing the Company from all of PlaySight’s obligations towards its vendors, employees, tax authorities and any other (past, current and future) creditors of PlaySight; (2) waiver by the Buyer of 100% of the personal consideration owed to them under their employment agreements in the total amount of $600,000; and (3) cash consideration of $2,000,000 to be paid to the Company in the form of a promissory note that matures on December 31, 2023.

On December 5, 2022, the Company assigned 75% of its membership interest in Foundation Sports to Charles Ruddy, its founder and granted him the right for a period of three years to purchase the remaining 25% of its Foundation Sports membership interests for $500,000 in cash. As of December 5, 2022, the results of Foundation Sports will no longer be consolidated in the Company’s financial statements, and the investment was accounted for as an equity method investment. On December 5, 2022, the Company analyzed this investment and established a reserve for the investment at the full amount of $500,000.

The Company accounted for these sales as a disposal of a business under ASC 205-20-50-1(a). The Company had reclassified the operations of PlaySight and Foundation Sports as discontinued operations as the disposal represents a strategic shift that will have a major effect on the Company’s operations and financial results.

The Company reclassified the following operations to discontinued operations for the six and three months ended October 31, 2022.

Six months ended October 31, 2022
Revenue	$2,873,671
Operating expenses	6,700,528
Other (income) loss	(163,377)
Net loss from discontinued operations	$(3,663,480)

Three months ended October 31, 2022
Revenue	$1,510,558
Operating expenses	3,422,259
Other (income) loss	(7,935)
Net loss from discontinued operations	$(1,903,766)

Note 16: DISCONTINUED OPERATIONS

On November 27, 2022, the Company entered into a share purchase agreement (the “Agreement”) with PlaySight, Chen Shachar and Evgeni Khazanov (together, the “Buyer”) pursuant to which the Buyer purchased 100% of the issued and outstanding shares of PlaySight from the Company in exchange for (1) releasing the Company from all of PlaySight’s obligations towards its vendors, employees, tax authorities and any other (past, current and future) creditors of PlaySight; (2) waiver by the Buyer of 100% of the personal consideration owed to them under their employment agreements in the total amount of $600,000; and (3) cash consideration of $2,000,000 to be paid to the Company in the form of a promissory note that matures on December 31, 2023.

On December 5, 2022, the Company assigned 75% of its membership interest in Foundation Sports to Charles Ruddy, its founder and granted him the right for a period of three years to purchase the remaining 25% of its Foundation Sports membership interests for $500,000 in cash. As of December 5, 2022, the results of Foundation Sports will no longer be consolidated in the Company’s financial statements, and the investment was accounted for as an equity method investment. On December 5, 2022, the Company analyzed this investment and established a reserve for the investment at the full amount of $500,000.

The Company accounted for these sales as a disposal of a business under ASC 205-20-50-1(a). The Company had reclassified the operations of PlaySight and Foundation Sports as discontinued operations as the disposal represents a strategic shift that will have a major effect on the Company’s operations and financial results. Under ASC 855-10-55, the Company has reflected the reclassification of assets and liabilities of these entities as held for sale and the operations as discontinued operations as of and for the year ended April 30, 2022 as well as for the period May 1, 2022 through the date of disposal for each company. As a result of this reclassification, the Company identified the following assets and liabilities that were reclassified from continuing operations to discontinued operations as they are discontinued.

Current assets as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Cash and restricted cash	$916,082
Accounts receivable	288,980
Inventory	323,307
Right of use asset – operating leases	239,689
Prepaid expenses	490,260
$2,258,318

Non-current assets as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Goodwill	$25,862,000
Property and equipment, net	126,862
Intangible assets, net	19,473,646
Contract assets, net of current portion	209,363
Finished products used in operations, net	4,693,575
$50,365,446

Current liabilities as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Accounts payable and accrued expenses	$2,432,818
Lease liability – operating leases	237,204
Contract liabilities	2,545,200
$5,215,222

Non-current liabilities as of April 30, 2022 – Discontinued Operations:

April 30, 2022
Contract liabilities, net of current portion	$1,370,492

$1,370,492

The Company reclassified the following operations to discontinued operations for the years ended April 30, 2023 and 2022, respectively.

	2023	2022
Revenue	$3,954,149	$728,805
Operating expenses	8,416,117	5,948,508
Other (income) loss	-	27,974
Net loss from discontinued operations	$(4,461,968)	$(5,247,677)

The following represents the calculation of the loss on disposal of PlaySight and Foundation Sports:

Note receivable	$2,000,000
Cash and restricted cash	(714,507)
Accounts receivable	(411,249)
Prepaid expenses	(106,031)
Inventory	(296,920)
Finished products used in operations	(4,117,986)
Contract assets	(298,162)
Right of use asset	(103,228)
Goodwill	(25,862,000)
Property and equipment	(116,505)
Intangible assets	(18,576,475)
Contract liabilities	3,785,408
Lease liabilities	78,016
Accounts payable and accrued expenses	3,325,747
Loss on disposal of discontinued operations	$(41,413,892)